CONVERTIBLE NOTES PAYABLE TO RELATED PARTIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Convertible Notes Payable To Related Parties
SCHEDULE OF RELATED PARTY CONVERTIBLE NOTES

The company had the following convertible notes payable related party outstanding:

	June 30, 2026	December 31, 2025
Related Party convertible Note payable, due March 2027	$1,000,000	$1,000,000
Related Party convertible Note payable, 15% interest, due January 2, 2026	25,000	25,000
Related Party convertible Note payable, 15% interest, due May 14, 2026	15,000	15,000
Related Party convertible Note payable, 15% interest, due July 14, 2026	10,000	-
	$1,050,000	$1,040,000

The company had the following convertible notes payable related party outstanding:

	December 31, 2025	December 31, 2024
Related Party convertible Note payable, 15% interest, due March 2027	$1,000,000	$1,000,000
Related Party convertible Note payable, 15% interest, due April 2026	25,000	-
Related Party convertible Note payable, 15% interest, due August 2026	15,000	-
	$1,040,000	$1,000,000